SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIVES (Details) - Office Equipment And Furniture [Member]	12 Months Ended
Sep. 30, 2022
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment expected useful lives	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment expected useful lives	5 years